Investee Companies and other investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Feb. 11, 2021 EUR (€)	Nov. 03, 2014	Apr. 30, 2021	Feb. 28, 2021 EUR (€)	Jan. 31, 2021	Dec. 31, 2018	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Oct. 03, 2022 EUR (€)	Oct. 03, 2022 ILS (₪)	Aug. 31, 2021 EUR (€)	Aug. 31, 2021 ILS (₪)	Jun. 30, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Feb. 11, 2021 ILS (₪)	Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Borrowings							€ 273,863		€ 218,895
Repayment of loan and accrued interest							153,751		27,587
Capitalized assets							€ 576,157		€ 551,979		$ 614,469					€ 576,157			€ 460,172
Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Borrowings, interest rate							7.00%			7.00%	7.00%
Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition							€ 3,849	₪ 13,544
Remaining amount of Acquisition							4,000	14,900
Sheva Mizrakot Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned						33.33%
Sheva Mizrakot Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		25.00%
Agira Sheuva Electra, L.P [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Chashgal Elyon Ltd. [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%
Ellomay Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Borrowings							94,100			₪ 353,000		€ 18,655	₪ 66,500
Amount forfeiture of license guarantee | ₪								1,700
Amount paid in land assessment							16,980	66,700
Amount of royalties							2,520	₪ 9,900
Ellomay Pumped Storage [Member] | Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Standby equity guarantee							3,300			12,500
Manara PSP [Member]
Disclosure of subsidiaries [line items]
Borrowings	€ 338,000						346,000			₪ 1,300,000								₪ 1,270,000
Percentage of subsidiary owned				83.333%	75.00%
Capitalized assets							€ 102,472
Period of tariff approval							20 years	20 years
Manara PSP [Member] | Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Additional equity														€ 9,600	₪ 37,000
Manara PSP [Member] | Electra Infrastructure Ltd [Member]
Disclosure of subsidiaries [line items]
Construction period			62 months 15 days
Manara PSP [Member] | Electra Infrastructure Ltd [Member] | Manara Psp Epc Agreement [Member]
Disclosure of subsidiaries [line items]
Aggregate Consideration Payable				€ 300,000													₪ 1,130,000
E.R.Z [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned							33.00%	33.00%
Ortam Sahar Engineering Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		50.00%
Ellomay PS [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned						75.00%
Ellomay PS [Member] | Ellomay and Ampa Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned	16.667%
Standby equity guarantee	€ 3,331																	₪ 12,500